SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details 7) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Total	$ 19,879	$ 19,408
Israel
Total	18,204	18,018
United States
Total	451	439
Europe
Total	1,098	682
Japan
Total	109	209
Other
Total	$ 17	$ 60